Employee Compensation - Share-Based Compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) - Employee Stock Options [Member]	12 Months Ended
	Oct. 31, 2022 shares $ / shares	Oct. 31, 2022 shares $ / shares	Oct. 31, 2021 shares $ / shares	Oct. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options | shares	5,976,870	5,976,870	5,682,206	6,446,110
Weighted- average exercise price	$ 98.12		$ 87.79	$ 81.5
Number of stock options | shares	2,648,426	2,648,426	2,616,750
Weighted- average exercise price	$ 84.14		$ 77.34
Range of exercise prices $60.01 to $70.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	674,235	674,235
Weighted- average remaining contractual life (years)	10 months 24 days
Weighted- average exercise price	$ 66.34
Number of stock options | shares	674,235	674,235
Weighted- average exercise price	$ 66.34
Range of exercise prices $70.01 to $80.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	647,910	647,910
Weighted- average remaining contractual life (years)	2 years 8 months 12 days
Weighted- average exercise price	$ 77.58
Number of stock options | shares	647,910	647,910
Weighted- average exercise price	$ 77.58
Range of exercise prices $80.01 to $90.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	809,181	809,181
Weighted- average remaining contractual life (years)	6 years 1 month 6 days
Weighted- average exercise price	$ 89.9
Number of stock options | shares	369,978	369,978
Weighted- average exercise price	$ 89.9
Range of exercise prices $90.01 to $100.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	1,389,356	1,389,356
Weighted- average remaining contractual life (years)	6 years 10 months 24 days
Weighted- average exercise price		$ 97.06
Number of stock options | shares	439,034	439,034
Weighted- average exercise price		$ 96.9
Range of exercise prices $100.01 and over [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	2,456,188	2,456,188
Weighted- average remaining contractual life (years)	7 years 7 months 6 days
Weighted- average exercise price	$ 115.57
Number of stock options | shares	517,269	517,269
Weighted- average exercise price	$ 100.63